Operating Expense (Tables)	12 Months Ended
Dec. 31, 2022
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2020/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(59,097)	(1,876)	(39,216)	(11,554)	(5,465)	(985)	—
General and administrative expenses	(14,270)	(202)	(92)	(6,936)	(6,545)	(495)	—
Marketing and market access expenses	(11,216)	(7)	(2)	(1,298)	(9,818)	(90)	—
Reorganization and restructuring income (expenses)	(5,308)	—	—	8	(2,141)	(3,175)	—
Other operating expenses	(764)	—	—	—	(684)	—	(80)
TOTAL	(90,655)	(2,085)	(39,310)	(19,779)	(24,655)	(4,746)	(80)

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2021/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,166)	(1,305)	(18,808)	(8,192)	(4,593)	(2,247)	(19)
General and administrative income (expenses)	(16,153)	(161)	(85)	(7,379)	(8,003)	(541)	15
Marketing and market access expenses	(1,539)	(1)	(1)	(783)	(741)	(13)	—
Reorganization and restructuring income (expenses)	(142)	(5)	—	—	(2,343)	2,206	—
Other operating income (expenses)	(763)	—	—	—	(338)	4	(429)
TOTAL	(53,763)	(1,472)	(18,895)	(16,354)	(16,019)	(591)	(433)

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2022/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,818)	(1,876)	(17,407)	(10,029)	(5,177)	(1,328)	—
General and administrative expenses	(16,405)	(248)	(71)	(6,772)	(9,168)	(146)	—
Marketing and market access expenses	(992)	(3)	(1)	(565)	(416)	(6)	—
Reorganization and restructuring income (expenses)	11	—	—	—	—	11	—
Other operating income (expenses)	(652)	—	—	—	(667)	—	16
TOTAL	(53,855)	(2,128)	(17,479)	(17,366)	(15,429)	(1,469)	16

Summary of Employee Expenses and Number of Employees
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
Wages and salaries	(13,570)	(10,328)	(12,188)
Social security costs	(5,047)	(4,775)	(4,765)
Changes in pension provision	74	(154)	(169)
Employee profit-sharing	—	(628)	—
Share-based compensation	(1,236)	(470)	(245)
TOTAL	(19,779)	(16,354)	(17,366)

Number of employees at year-end	Year ended
	2020/12/31	2021/12/31	2022/12/31
Average number of employees	193	122	133
Number of employees
Research and development	66	55	73
Services related to research and development	16	18	18
Administration and management	43	47	55
Marketing and commercial	5	2	2
TOTAL	130	122	148